SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
The Company’s fixed assets are stated at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is computed based on the straight-line method over the estimated useful lives of the various classes of assets. The ranges of estimated useful lives for the principal classes of assets are as follows:
Laboratory equipment –
5 years
Computer equipment –
5 years
Fixtures and fittings –
7 years